UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike
         Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     April 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $102,438 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      265     4316 SH       OTHER                    2316        0     2000
AMERICAN EXPRESS CO            COM              025816109       46      800 SH       OTHER                     800        0        0
AMERICAN EXPRESS CO            COM              025816109     3140    54273 SH       SOLE                    45986        0     8287
ASTRAZENECA PLC                SPONSORED ADR    046353108      222     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       17      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1243    22516 SH       SOLE                    20768        0     1748
BANK OF AMERICA CORPORATION    COM              060505104      159    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104       12     1250 SH       SOLE                     1250        0        0
BB&T CORP                      COM              054937107      232     7404 SH       OTHER                    3024        0     4380
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6339       52 SH       SOLE                       52        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      197     2433 SH       OTHER                    2333        0      100
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    21378   263444 SH       SOLE                   240615        0    22829
EXXON MOBIL CORP               COM              30231G102      312     3595 SH       OTHER                    3595        0        0
GENERAL ELECTRIC CO            COM              369604103      224    11160 SH       OTHER                    5160        0     6000
HEARTLAND EXPRESS INC          COM              422347104     9084   628209 SH       SOLE                   570751        0    57458
MICROSOFT CORP                 COM              594918104      738    22878 SH       SOLE                    22878        0        0
MICROSOFT CORP                 COM              594918104      223     6929 SH       OTHER                    6929        0        0
PHILIP MORRIS INTL INC         COM              718172109      730     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      272     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    13252   181383 SH       SOLE                   168633        0    12750
SYSCO CORP                     COM              871829107       10      350 SH       OTHER                       0        0      350
SYSCO CORP                     COM              871829107    13166   440918 SH       SOLE                   405203        0    35715
TECH DATA CORP                 COM              878237106     6293   115979 SH       SOLE                   106467        0     9512
TJX COS INC NEW                COM              872540109     1329    33466 SH       OTHER                   33466        0        0
U S G CORP                     COM NEW          903293405       17     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     3828   222581 SH       SOLE                   202250        0    20331
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    19125   264663 SH       SOLE                   242196        0    22467
WAL MART STORES INC            COM              931142103      573     9367 SH       SOLE                     7987        0     1380
WAL MART STORES INC            COM              931142103       12      204 SH       OTHER                     204        0        0